Equity - Appropriations of Earnings (Detail) - TWD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash dividends [Member]
Appropriations of earnings	$ 36,476	$ 35,746	$ 33,404
Cash dividends per share	$ 4.702	$ 4.608	$ 4.306
Special reserve [Member]
Appropriations of earnings		$ 408
Reversal of Special Reserve [Member]
Appropriations of earnings	$ 185